Shareholder Report, Line Graph (Details) 214400_Kurv Copper - Mining Enhanced Income ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Feb. 12, 2026	May 31, 2026
Kurv Copper & Mining Enhanced Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Kurv Copper & Mining Enhanced Income ETF NAV
Accumulated Value	$ 10,000	$ 10,273
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	$ 10,000	$ 11,134